BRANDON J. CAGE

Assistant Vice President, Counsel

Law Department

Phone: 949-219-3943

Brandon.Cage@pacificlife.com

October 14, 2020

Ms. Yoon Choo

Senior Counsel

Office of Insurance Products

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-0506

Re:                           Registration Statement for MVP VUL Admiral Flexible Premium Life Insurance Policy (File No. 333-238781) funded by Pacific Select Exec Separate Account (File No. 811-05563) of Pacific Life Insurance Company

Ms. Choo:

On behalf of Pacific Life Insurance Company (“Pacific Life”) and Pacific Select Exec Separate Account (“Separate Account”) of Pacific Life, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is Pre-Effective Amendment No. 3 to the above referenced Registration Statement, with exhibits, on Form N-6. The enclosed relates to a variable life insurance policy, designated as MVP VUL Admiral, which is funded by the Separate Account.

The primary purpose of this filing is to incorporate Staff comments dated October 2, 2020.

If you have any questions or comments with respect to this filing, please contact me at the number listed above. Thank you.

Sincerely,

/s/ Brandon J. Cage

Brandon J. Cage